Related party balances and transactions -balances with related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total Arising from sales / purchases of goods / other	$ 22,600	$ 24,731
Other liabilities
Total Other liabilities	(2,357)	(8,541)
Other balances
Other balances	21,591	11,776
Associates
Disclosure of transactions between related parties [line items]
Trade Receivables	1,839	1,579
Other Receivables	0	658
Other Financial Assets	2,801	2,609
Other related parties
Disclosure of transactions between related parties [line items]
Trade Receivables	1,899	845
Other Receivables	9,113	8,850
Other Financial Assets	9,827	14,135
Trade Payables	(2,879)	(3,945)
Other liabilities
Other liabilities to other related parties	(2,357)	(8,541)
Other balances
Cash and cash equivalents in other related parties	$ 21,591	$ 11,776